Nature of Business (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature of Business
Number of protein therapeutics internally discovered	3	3
Number of ongoing Phase 2 clinical trials	12	12
Accumulated deficit	$ (174,221)	$ (290,976)		$ (232,694)
Cash resources	$ 116,479	$ 39,611	$ 49,081	$ 65,037	$ 34,916